Schedule of Investments
(unaudited)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.2%
AeroVironment, Inc.
(a)
.................. 13,229 $ 4,893,539
Archer Aviation, Inc. , Class A
(a)(b)
........... 93,999 1,054,669
ATI, Inc.
(a)
.......................... 60,732 6,010,646
BWX Technologies, Inc. ................ 25,912 5,535,062
Carpenter Technology Corp. ............. 24,024 7,589,182
Curtiss-Wright Corp. ................... 16,591 9,883,756
Hexcel Corp. ........................ 4,121 294,239
Intuitive Machines, Inc. , Class A
(a)(b)
......... 32,849 391,889
Karman Holdings, Inc.
(a)
................ 64,280 5,414,947
Loar Holdings, Inc.
(a)(b)
.................. 32,935 2,606,147
Moog, Inc. , Class A ................... 3,214 658,388
Rocket Lab Corp.
(a)
................... 157,419 9,914,249
Woodward, Inc. ...................... 7,948 2,083,250
56,329,963
Automobile Components — 0.9%
Autoliv, Inc. ......................... 36,298 4,239,606
BorgWarner, Inc. ..................... 94,049 4,040,345
Dana, Inc. .......................... 58,548 1,188,524
Mobileye Global, Inc. , Class A
(a)
........... 134,511 1,768,820
Modine Manufacturing Co.
(a)(b)
............ 34,718 5,319,145
Phinia, Inc. ......................... 77,773 4,037,197
Standard Motor Products, Inc. ............ 22,086 820,053
Visteon Corp. ....................... 20,386 2,184,564
23,598,254
Automobiles — 0.3%
Harley-Davidson, Inc. .................. 131,297 3,542,393
Thor Industries, Inc. ................... 29,123 3,038,985
Winnebago Industries, Inc. .............. 9,546 359,980
6,941,358
Banks — 5.1%
1st Source Corp. ..................... 59,418 3,531,806
Associated Banc-Corp. ................. 89,355 2,213,323
Axos Financial, Inc.
(a)
.................. 73,303 5,716,168
BancFirst Corp. ...................... 27,908 3,038,065
Bancorp, Inc. (The)
(a)(b)
................. 67,248 4,396,002
Bank of Hawaii Corp. .................. 27,628 1,793,886
Bank of NT Butterfield & Son Ltd. (The) ...... 47,365 2,191,105
Bank OZK ......................... 41,684 1,875,363
BankUnited, Inc. ..................... 136,733 5,480,259
Capitol Federal Financial, Inc. ............ 81,272 490,883
City Holding Co. ..................... 4,582 540,126
Comerica, Inc. ....................... 47,863 3,661,520
Commerce Bancshares, Inc. ............. 87,372 4,598,388
Community Trust Bancorp, Inc. ........... 24,448 1,251,615
Cullen/Frost Bankers, Inc. ............... 45,695 5,626,882
Customers Bancorp, Inc.
(a)
............... 43,243 2,902,470
CVB Financial Corp. ................... 54,083 993,505
Eagle Bancorp, Inc. ................... 51,251 858,454
East West Bancorp, Inc. ................ 95,111 9,663,278
First Bancorp ....................... 241,390 4,704,691
First Citizens BancShares, Inc. , Class A
(b)
.... 3,700 6,751,834
First Financial Bankshares, Inc. ........... 28,080 867,391
First Hawaiian, Inc. ................... 73,991 1,814,999
First Horizon Corp. .................... 87,614 1,871,435
Flagstar Bank NA
(b)
................... 77,924 889,892
Fulton Financial Corp. .................. 90,499 1,571,968
Hancock Whitney Corp. ................ 32,858 1,876,520
Hilltop Holdings, Inc. ................... 85,872 2,773,666
International Bancshares Corp. ........... 8,596 570,602
Metropolitan Bank Holding Corp. .......... 40,980 2,715,745
OFG Bancorp ....................... 140,010 5,412,787
Security
Shares
Shares Value
Banks (continued)
Pathward Financial, Inc. ................ 56,909 $ 3,873,227
Pinnacle Financial Partners, Inc. ........... 19,693 1,678,041
Popular, Inc. ........................ 88,839 9,902,883
Preferred Bank ...................... 18,322 1,653,560
ServisFirst Bancshares, Inc. ............. 35,779 2,514,190
Southstate Bank Corp. ................. 3,626 321,445
Synovus Financial Corp. ................ 21,076 940,833
Texas Capital Bancshares, Inc.
(a)
.......... 9,479 794,719
TFS Financial Corp. ................... 286,446 3,809,732
Trustmark Corp. ..................... 48,582 1,808,222
UMB Financial Corp. .................. 27,623 2,952,346
WaFd, Inc. ......................... 86,046 2,497,915
Webster Financial Corp. ................ 21,588 1,231,380
Western Alliance Bancorp ............... 8,280 640,458
Wintrust Financial Corp. ................ 4,140 538,283
Zions Bancorp NA .................... 102,883 5,361,233
133,163,095
Beverages — 0.6%
Celsius Holdings, Inc.
(a)(b)
................ 10,544 635,065
Coca-Cola Consolidated, Inc. ............. 46,132 6,014,690
Molson Coors Beverage Co. , Class B ....... 10,055 439,604
Vita Coco Co., Inc. (The)
(a)(b)
............. 214,359 8,827,304
15,916,663
Biotechnology — 6.2%
(a)
ACADIA Pharmaceuticals, Inc. ............ 153,258 3,478,957
ADMA Biologics, Inc.
(b)
................. 143,213 2,216,937
Akero Therapeutics, Inc. ................ 19,925 1,079,935
Alkermes plc ........................ 243,057 7,461,850
Amicus Therapeutics, Inc. ............... 80,232 724,495
Anavex Life Sciences Corp.
(b)
............. 48,645 387,701
Apellis Pharmaceuticals, Inc. ............. 13,666 293,409
Apogee Therapeutics, Inc.
(b)
.............. 7,192 406,995
Arcellx, Inc.
(b)
....................... 79,746 7,197,076
Arcturus Therapeutics Holdings, Inc.
(b)
....... 19,570 195,113
Arcus Biosciences, Inc. ................. 69,454 1,369,633
Arrowhead Pharmaceuticals, Inc. .......... 22,211 941,524
ARS Pharmaceuticals, Inc.
(b)
............. 138,461 1,240,611
Beam Therapeutics, Inc.
(b)
............... 14,362 359,194
BioCryst Pharmaceuticals, Inc. ............ 529,433 3,875,449
Biohaven Ltd. ....................... 21,504 369,869
Bridgebio Pharma, Inc.
(b)
................ 73,078 4,577,606
CareDx, Inc. ........................ 41,549 623,235
Catalyst Pharmaceuticals, Inc. ............ 227,731 4,843,838
Celcuity, Inc.
(b)
....................... 14,537 1,121,675
CRISPR Therapeutics AG
(b)
.............. 29,826 1,908,566
Cullinan Therapeutics, Inc. .............. 88,582 767,120
Cytokinetics, Inc. ..................... 49,615 3,155,018
Day One Biopharmaceuticals, Inc. ......... 68,444 509,223
Denali Therapeutics, Inc.
(b)
.............. 176,831 2,878,809
Dynavax Technologies Corp. ............. 175,840 1,804,118
Dyne Therapeutics, Inc. ................ 24,188 546,165
Erasca, Inc. ........................ 170,585 412,816
Exact Sciences Corp.
(b)
................. 91,040 5,889,378
Exelixis, Inc. ........................ 173,282 6,700,815
Halozyme Therapeutics, Inc. ............. 112,318 7,322,010
Insmed, Inc. ........................ 75,826 14,376,610
Instil Bio, Inc.
(b)
...................... 11,121 196,174
Ionis Pharmaceuticals, Inc.
(b)
............. 92,802 6,895,189
Janux Therapeutics, Inc. ................ 36,047 1,034,909
Madrigal Pharmaceuticals, Inc.
(b)
.......... 9,682 4,055,790
MiMedx Group, Inc.
(b)
.................. 145,565 1,113,572
Moderna, Inc. ....................... 165,932 4,506,713
Natera, Inc. ......................... 66,642 13,257,093

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Biotechnology (continued)
Nurix Therapeutics, Inc. ................ 128,974 $ 1,668,924
Nuvalent, Inc. , Class A
(b)
................ 51,773 5,142,094
PTC Therapeutics, Inc. ................. 43,657 2,982,210
Revolution Medicines, Inc. ............... 16,305 959,386
Rhythm Pharmaceuticals, Inc. ............ 25,016 2,845,820
Sana Biotechnology, Inc.
(b)
............... 362,343 1,793,598
Soleno Therapeutics, Inc.
(b)
.............. 13,245 889,534
Spyre Therapeutics, Inc.
(b)
............... 25,617 626,592
TG Therapeutics, Inc.
(b)
................. 69,160 2,405,385
Twist Bioscience Corp.
(b)
................ 55,792 1,834,999
United Therapeutics Corp. ............... 24,867 11,076,508
Vanda Pharmaceuticals, Inc. ............. 137,920 599,952
Vera Therapeutics, Inc. , Class A
(b)
.......... 47,317 1,346,642
Veracyte, Inc. ....................... 98,605 3,557,668
Viking Therapeutics, Inc.
(b)
............... 27,903 1,062,546
Xencor, Inc. ........................ 136,543 2,008,547
160,895,595
Broadline Retail — 1.0%
Dillard's, Inc. , Class A .................. 12,957 7,775,236
Etsy, Inc.
(a)
......................... 106,766 6,619,492
Global-e Online Ltd.
(a)(b)
................. 52,714 1,920,371
Kohl's Corp. ........................ 185,671 3,020,867
Macy's, Inc. ........................ 303,012 5,905,704
QVC Group, Inc.
(a)(b)
................... 24,594 280,126
25,521,796
Building Products — 1.6%
A O Smith Corp. ..................... 9,952 656,732
Advanced Drainage Systems, Inc. ......... 20,056 2,808,843
Allegion plc ......................... 27,773 4,603,930
Apogee Enterprises, Inc. ................ 50,078 1,833,356
Carlisle Cos., Inc. .................... 22,671 7,369,209
CSW Industrials, Inc. .................. 5,261 1,317,460
Griffon Corp. ........................ 74,850 5,539,648
JELD-WEN Holding, Inc.
(a)
............... 149,846 650,332
Masterbrand, Inc.
(a)
................... 22,037 278,327
Owens Corning ...................... 26,845 3,417,637
Quanex Building Products Corp. ........... 23,551 334,660
Simpson Manufacturing Co., Inc. .......... 19,909 3,513,938
Trex Co., Inc.
(a)
...................... 84,134 4,065,355
UFP Industries, Inc. ................... 43,825 4,037,597
40,427,024
Capital Markets — 3.7%
Acadian Asset Management, Inc. .......... 11,994 576,911
Affiliated Managers Group, Inc. ........... 31,001 7,376,998
Cohen & Steers, Inc. .................. 8,414 574,845
Donnelley Financial Solutions, Inc.
(a)
........ 45,135 2,073,953
Evercore, Inc. , Class A ................. 44,561 13,125,888
Federated Hermes, Inc. , Class B, NVS ...... 63,994 3,102,429
Houlihan Lokey, Inc. , Class A ............. 23,846 4,270,342
Interactive Brokers Group, Inc. , Class A ...... 273,109 19,215,949
Invesco Ltd. ........................ 137,287 3,253,702
Janus Henderson Group plc ............. 167,673 7,303,836
Jefferies Financial Group, Inc. ............ 122,192 6,455,403
Lazard, Inc. ........................ 48,700 2,376,560
Piper Sandler Cos. .................... 21,102 6,737,025
Stifel Financial Corp. .................. 38,105 4,512,775
StoneX Group, Inc.
(a)(b)
................. 20,297 1,865,700
TPG, Inc. , Class A .................... 16,462 906,069
Virtu Financial, Inc. , Class A .............. 45,150 1,573,026
Webull Corp.
(a)(b)
..................... 84,622 915,610
WisdomTree, Inc. ..................... 54,918 656,819
Security
Shares
Shares Value
Capital Markets (continued)
XP, Inc. , Class A ..................... 423,835 $ 7,722,274
94,596,114
Chemicals — 1.5%
Albemarle Corp. ..................... 4,893 480,639
Ashland, Inc. ........................ 69,882 3,417,230
Avient Corp. ........................ 90,533 2,903,393
Axalta Coating Systems Ltd.
(a)
............ 93,281 2,655,710
Balchem Corp. ...................... 6,301 966,510
Cabot Corp. ........................ 28,575 1,928,241
Element Solutions, Inc. ................. 137,330 3,669,458
FMC Corp. ......................... 72,951 1,106,667
Hawkins, Inc. ....................... 11,598 1,645,176
Huntsman Corp. ..................... 129,608 1,073,154
Ingevity Corp.
(a)
...................... 17,580 944,398
Innospec, Inc. ....................... 9,251 680,689
Mativ Holdings, Inc. ................... 141,340 1,509,511
Mosaic Co. (The) ..................... 89,918 2,468,249
Olin Corp. .......................... 56,350 1,166,445
Perimeter Solutions, Inc.
(a)
............... 194,227 4,566,277
RPM International, Inc. ................. 40,616 4,438,516
Scotts Miracle-Gro Co. (The) ............. 63,331 3,389,475
Sensient Technologies Corp. ............. 4,316 406,956
39,416,694
Commercial Services & Supplies — 1.1%
ACCO Brands Corp. ................... 546,612 2,055,261
Brady Corp. , Class A, NVS .............. 43,713 3,318,254
Brink's Co. (The) ..................... 14,423 1,603,261
Cimpress plc
(a)(b)
..................... 34,522 2,389,268
CoreCivic, Inc.
(a)
..................... 134,254 2,487,727
Deluxe Corp. ........................ 86,812 1,572,165
GEO Group, Inc. (The)
(a)
................ 45,763 776,598
HNI Corp. .......................... 14,507 593,626
Interface, Inc. ....................... 102,799 2,559,695
MSA Safety, Inc. ..................... 2,787 437,642
Steelcase, Inc. , Class A ................ 283,672 4,527,405
Tetra Tech, Inc. ...................... 177,716 5,683,358
28,004,260
Communications Equipment — 0.8%
(a)
Ciena Corp. ........................ 37,138 7,053,249
CommScope Holding Co., Inc. ............ 52,148 902,160
Extreme Networks, Inc. ................. 257,003 4,888,197
Lumentum Holdings, Inc.
(b)
.............. 10,146 2,045,028
NETGEAR, Inc. ...................... 43,162 1,498,585
NetScout Systems, Inc. ................. 127,318 3,539,440
Viasat, Inc. ......................... 8,794 350,177
20,276,836
Construction & Engineering — 3.5%
AECOM ........................... 45,028 6,049,512
API Group Corp.
(a)
.................... 82,088 3,022,480
Argan, Inc.
(b)
........................ 29,641 9,076,371
Comfort Systems USA, Inc. .............. 22,105 21,344,146
Dycom Industries, Inc.
(a)
................ 2,980 857,614
EMCOR Group, Inc. ................... 41,945 28,345,592
Everus Construction Group, Inc.
(a)
.......... 21,951 1,995,126
Fluor Corp.
(a)
........................ 7,027 342,707
IES Holdings, Inc.
(a)
................... 4,126 1,616,897
Limbach Holdings, Inc.
(a)(b)
............... 16,397 1,549,189
Sterling Infrastructure, Inc.
(a)(b)
............ 37,259 14,080,176
Valmont Industries, Inc. ................. 8,047 3,326,871
91,606,681

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Construction Materials — 0.0%
Knife River Corp.
(a)
.................... 19,295 $ 1,166,576
Consumer Finance — 1.3%
Bread Financial Holdings, Inc. ............ 4,315 270,335
Credit Acceptance Corp.
(a)(b)
.............. 4,607 2,060,895
Green Dot Corp. , Class A
(a)
.............. 61,102 709,394
LendingTree, Inc.
(a)
.................... 27,716 1,773,824
Navient Corp. ....................... 317,558 3,883,734
OneMain Holdings, Inc. ................. 75,080 4,443,985
PROG Holdings, Inc. .................. 90,115 2,607,027
SLM Corp. ......................... 165,444 4,442,172
SoFi Technologies, Inc.
(a)(b)
.............. 441,965 13,117,521
33,308,887
Consumer Staples Distribution & Retail — 1.1%
Albertsons Cos., Inc. , Class A ............ 195,164 3,452,451
BJ's Wholesale Club Holdings, Inc.
(a)
........ 20,135 1,777,115
Casey's General Stores, Inc. ............. 10,742 5,512,687
Ingles Markets, Inc. , Class A ............. 68,025 4,700,528
Sprouts Farmers Market, Inc.
(a)
............ 85,980 6,788,981
United Natural Foods, Inc.
(a)
.............. 41,939 1,579,003
US Foods Holding Corp.
(a)
............... 67,964 4,935,546
28,746,311
Containers & Packaging — 0.3%
Graphic Packaging Holding Co. ........... 230,843 3,691,180
Greif, Inc. , Class A, NVS ................ 4,618 262,718
O-I Glass, Inc.
(a)
...................... 65,491 739,393
Sealed Air Corp. ..................... 19,740 661,487
Sonoco Products Co. .................. 47,185 1,914,296
7,269,074
Diversified Consumer Services — 1.3%
ADT, Inc. .......................... 78,746 696,115
Adtalem Global Education, Inc.
(a)
.......... 23,559 2,309,253
Coursera, Inc.
(a)
...................... 247,267 2,081,988
Duolingo, Inc. , Class A
(a)
................ 24,697 6,683,996
Frontdoor, Inc.
(a)
...................... 19,044 1,265,093
H&R Block, Inc. ...................... 168,176 8,365,074
Perdoceo Education Corp. ............... 206,984 6,573,812
Service Corp. International .............. 16,610 1,387,101
Stride, Inc.
(a)
........................ 40,130 2,730,445
Udemy, Inc.
(a)
....................... 95,606 544,476
32,637,353
Diversified Telecommunication Services — 1.1%
AST SpaceMobile, Inc. , Class A
(a)(b)
......... 64,045 5,139,611
Bandwidth, Inc. , Class A
(a)(b)
.............. 120,938 1,953,149
IDT Corp. , Class B .................... 18,111 917,504
IHS Holding Ltd.
(a)
.................... 146,539 1,003,792
Iridium Communications, Inc. ............. 14,199 271,911
Liberty Global Ltd. , Class A
(a)
............. 202,728 2,230,008
Liberty Global Ltd. , Class C, NVS
(a)(b)
........ 338,428 3,773,472
Liberty Latin America Ltd. , Class A
(a)
........ 290,553 2,266,313
Liberty Latin America Ltd. , Class C, NVS
(a)(b)
... 61,069 483,056
Lumen Technologies, Inc.
(a)
.............. 951,314 9,779,508
Uniti Group, Inc.
(b)
.................... 179,304 1,032,791
28,851,115
Electric Utilities — 1.0%
IDACORP, Inc. ...................... 87,613 11,303,829
OGE Energy Corp. .................... 73,523 3,245,305
Oklo, Inc. , Class A
(a)(b)
.................. 33,315 4,423,233
Otter Tail Corp. ...................... 20,128 1,554,284
Portland General Electric Co. ............. 37,706 1,722,410
Security
Shares
Shares Value
Electric Utilities (continued)
TXNM Energy, Inc. .................... 46,868 $ 2,662,103
24,911,164
Electrical Equipment — 2.4%
Acuity, Inc. ......................... 29,194 10,657,270
American Superconductor Corp.
(a)
......... 63,608 3,767,502
Array Technologies, Inc.
(a)(b)
.............. 233,265 2,020,075
Atkore, Inc. ......................... 12,404 858,977
Bloom Energy Corp. , Class A
(a)(b)
.......... 26,988 3,566,734
EnerSys ........................... 10,319 1,301,845
Fluence Energy, Inc. , Class A
(a)(b)
.......... 91,070 1,912,470
Generac Holdings, Inc.
(a)(b)
............... 15,316 2,573,394
NEXTracker, Inc. , Class A
(a)
.............. 25,778 2,609,249
NuScale Power Corp. , Class A
(a)(b)
.......... 52,262 2,344,996
nVent Electric plc ..................... 167,439 19,146,650
Powell Industries, Inc.
(b)
................ 28,442 10,904,378
Regal Rexnord Corp. .................. 4,884 688,107
62,351,647
Electronic Equipment, Instruments & Components — 3.0%
Advanced Energy Industries, Inc. .......... 3,414 692,120
Arlo Technologies, Inc.
(a)
................ 141,187 2,730,557
Arrow Electronics, Inc.
(a)
................ 26,951 3,006,384
Badger Meter, Inc. .................... 19,876 3,586,624
Belden, Inc. ........................ 17,615 2,146,388
Coherent Corp.
(a)
..................... 28,637 3,778,939
Crane NXT Co. ...................... 38,723 2,449,230
Fabrinet
(a)
.......................... 10,138 4,466,499
Flex Ltd.
(a)
.......................... 208,170 13,014,788
Insight Enterprises, Inc.
(a)
............... 7,240 724,000
Itron, Inc.
(a)
......................... 31,068 3,117,052
Jabil, Inc. .......................... 79,016 17,453,844
Knowles Corp.
(a)
..................... 109,153 2,577,102
Littelfuse, Inc. ....................... 5,317 1,293,679
Mirion Technologies, Inc. , Class A
(a)
........ 101,756 2,988,574
Napco Security Technologies, Inc. ......... 42,695 1,884,984
Novanta, Inc.
(a)
...................... 17,238 2,189,398
OSI Systems, Inc.
(a)(b)
.................. 10,343 2,880,112
Ralliant Corp. ....................... 54,726 2,403,566
Sanmina Corp.
(a)
..................... 15,981 2,190,196
Vishay Intertechnology, Inc. .............. 46,598 791,234
Vontier Corp. ........................ 33,251 1,280,164
77,645,434
Energy Equipment & Services — 0.9%
Archrock, Inc. ....................... 126,935 3,207,647
Helmerich & Payne, Inc. ................ 70,833 1,860,075
Nabors Industries Ltd.
(a)(b)
............... 23,509 1,140,657
NOV, Inc. .......................... 190,660 2,783,636
Oceaneering International, Inc.
(a)
.......... 86,377 2,011,720
Oil States International, Inc.
(a)
............. 53,446 319,073
Patterson-UTI Energy, Inc. .............. 387,648 2,430,553
Transocean Ltd.
(a)(b)
................... 212,949 817,724
Weatherford International plc ............. 104,674 7,713,427
22,284,512
Entertainment — 0.2%
Roku, Inc. , Class A
(a)
.................. 38,574 4,093,859
Financial Services — 1.9%
Affirm Holdings, Inc. , Class A
(a)(b)
........... 98,660 7,091,681
Banco Latinoamericano de Comercio Exterior
SA , Class E ...................... 140,294 6,034,045
Chime Financial, Inc. , Class A
(a)(b)
.......... 258,313 4,435,234
Euronet Worldwide, Inc.
(a)
............... 21,010 1,593,819
EVERTEC, Inc. ...................... 18,096 515,193

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Financial Services (continued)
Federal Agricultural Mortgage Corp. , Class C,
NVS ........................... 12,285 $ 1,948,892
Flywire Corp.
(a)
...................... 38,300 510,156
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. ...................... 60,872 1,686,763
Jackson Financial, Inc. , Class A ........... 10,246 1,032,899
MGIC Investment Corp. ................ 94,801 2,599,443
NCR Atleos Corp.
(a)(b)
.................. 9,217 340,107
PennyMac Financial Services, Inc. ......... 9,594 1,207,021
Radian Group, Inc. .................... 44,058 1,495,329
Rocket Cos., Inc. , Class A ............... 82,262 1,370,485
Sezzle, Inc.
(a)(b)
...................... 28,990 1,900,295
StoneCo Ltd. , Class A
(a)
................ 132,434 2,517,570
Toast, Inc. , Class A
(a)
.................. 163,458 5,907,372
Voya Financial, Inc. ................... 51,080 3,803,417
Walker & Dunlop, Inc. .................. 5,361 428,451
WEX, Inc.
(a)
......................... 13,035 1,901,546
48,319,718
Food Products — 0.7%
Adecoagro SA ....................... 176,666 1,423,928
B&G Foods, Inc. ..................... 235,645 942,580
Cal-Maine Foods, Inc. .................. 22,048 1,935,815
Conagra Brands, Inc. .................. 125,517 2,157,637
Flowers Foods, Inc. ................... 69,525 829,433
Hain Celestial Group, Inc. (The)
(a)
.......... 348,052 403,740
Ingredion, Inc. ....................... 8,915 1,028,880
John B Sanfilippo & Son, Inc. ............. 52,424 3,291,179
Marzetti Co. (The) .................... 3,403 533,556
Pilgrim's Pride Corp. ................... 59,585 2,270,189
Post Holdings, Inc.
(a)
................... 16,184 1,682,003
Tootsie Roll Industries, Inc. .............. 8,595 303,318
TreeHouse Foods, Inc.
(a)
................ 17,585 320,047
Utz Brands, Inc. , Class A ................ 66,625 701,561
Vital Farms, Inc.
(a)(b)
................... 52,027 1,709,087
19,532,953
Gas Utilities — 0.9%
MDU Resources Group, Inc. ............. 54,060 1,036,871
National Fuel Gas Co. ................. 53,372 4,211,585
New Jersey Resources Corp. ............. 74,259 3,289,674
Northwest Natural Holding Co. ............ 6,421 292,348
ONE Gas, Inc. ....................... 44,027 3,530,525
Southwest Gas Holdings, Inc. ............ 3,712 295,104
Spire, Inc. .......................... 44,613 3,854,563
UGI Corp. .......................... 192,842 6,446,708
22,957,378
Ground Transportation — 0.7%
Avis Budget Group, Inc.
(a)
............... 17,642 2,400,547
Lyft, Inc. , Class A
(a)
.................... 216,768 4,435,073
Ryder System, Inc. .................... 42,993 7,275,705
XPO, Inc.
(a)(b)
........................ 34,757 5,000,490
19,111,815
Health Care Equipment & Supplies — 1.7%
AtriCure, Inc.
(a)
...................... 23,681 818,179
Butterfly Network, Inc. , Class A
(a)(b)
......... 185,237 498,288
Cerus Corp.
(a)
....................... 664,296 976,515
CONMED Corp. ...................... 22,840 1,004,960
Dentsply Sirona, Inc. .................. 376,272 4,744,790
Embecta Corp. ...................... 29,783 397,305
Envista Holdings Corp.
(a)
................ 83,983 1,709,054
Glaukos Corp.
(a)
...................... 17,325 1,525,813
Haemonetics Corp.
(a)
.................. 19,899 995,149
Inspire Medical Systems, Inc.
(a)
........... 14,772 1,064,766
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Integer Holdings Corp.
(a)
................ 8,094 $ 522,630
iRhythm Technologies, Inc.
(a)(b)
............ 13,650 2,556,645
Lantheus Holdings, Inc.
(a)
............... 45,959 2,651,375
LeMaitre Vascular, Inc. ................. 5,687 492,551
LivaNova plc
(a)
....................... 94,180 4,956,693
Masimo Corp.
(a)(b)
..................... 20,453 2,876,714
Merit Medical Systems, Inc.
(a)
............. 33,999 2,976,272
OraSure Technologies, Inc.
(a)(b)
............ 140,138 383,978
Orthofix Medical, Inc.
(a)(b)
................ 36,905 569,813
Penumbra, Inc.
(a)
..................... 7,163 1,628,651
Sight Sciences, Inc.
(a)
.................. 85,311 431,674
Solventum Corp.
(a)
.................... 96,874 6,688,181
Teleflex, Inc. ........................ 22,796 2,837,418
43,307,414
Health Care Providers & Services — 2.0%
Alignment Healthcare, Inc.
(a)
............. 61,359 1,034,513
AMN Healthcare Services, Inc.
(a)
........... 34,155 672,512
BrightSpring Health Services, Inc.
(a)
........ 69,667 2,302,494
Brookdale Senior Living, Inc.
(a)
............ 326,612 3,027,693
Chemed Corp. ....................... 6,411 2,765,064
Concentra Group Holdings Parent, Inc. ...... 11,810 235,255
Encompass Health Corp.
(b)
.............. 28,311 3,223,207
Ensign Group, Inc. (The)
(b)
............... 24,072 4,335,367
GeneDx Holdings Corp. , Class A
(a)
......... 3,437 470,560
Guardant Health, Inc.
(a)(b)
................ 116,402 10,827,714
HealthEquity, Inc.
(a)
.................... 3,001 283,835
Henry Schein, Inc.
(a)
................... 12,450 786,840
Hims & Hers Health, Inc. , Class A
(a)(b)
....... 106,199 4,827,807
Joint Corp. (The)
(a)(b)
................... 24,997 197,226
Nano-X Imaging Ltd.
(a)(b)
................ 66,016 239,638
National Research Corp. ................ 45,732 610,980
NeoGenomics, Inc.
(a)
.................. 35,042 342,360
Option Care Health, Inc.
(a)
............... 83,313 2,168,638
Owens & Minor, Inc.
(a)
.................. 89,536 355,458
PACS Group, Inc.
(a)
................... 117,677 1,421,538
Tenet Healthcare Corp.
(a)
................ 59,164 12,216,774
52,345,473
Health Care REITs — 0.3%
Medical Properties Trust, Inc. ............. 444,040 2,295,687
National Health Investors, Inc. ............ 14,130 1,052,826
Omega Healthcare Investors, Inc. .......... 58,241 2,447,869
Sila Realty Trust, Inc. .................. 118,771 2,814,873
8,611,255
Health Care Technology — 0.5%
Definitive Healthcare Corp. , Class A
(a)(b)
...... 336,122 931,058
Doximity, Inc. , Class A
(a)
................ 71,638 4,728,108
HealthStream, Inc. .................... 40,624 999,350
Teladoc Health, Inc.
(a)
.................. 413,868 3,571,681
Waystar Holding Corp.
(a)
................ 50,955 1,826,737
12,056,934
Hotel & Resort REITs — 0.2%
Park Hotels & Resorts, Inc. .............. 203,454 2,093,542
Pebblebrook Hotel Trust ................ 24,175 252,870
RLJ Lodging Trust .................... 59,226 402,737
Ryman Hospitality Properties, Inc. ......... 2,889 251,083
Service Properties Trust ................ 466,860 999,080
Sunstone Hotel Investors, Inc. ............ 38,722 342,690
Xenia Hotels & Resorts, Inc. ............. 49,513 609,010
4,951,012
Hotels, Restaurants & Leisure — 2.0%
Arcos Dorados Holdings, Inc. , Class A ....... 121,335 869,972
Bloomin' Brands, Inc. .................. 185,289 1,265,524

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Boyd Gaming Corp. ................... 4,709 $ 366,690
Brightstar Lottery plc .................. 173,384 2,888,577
Brinker International, Inc.
(a)
.............. 15,067 1,637,180
Cava Group, Inc.
(a)(b)
................... 63,193 3,395,360
Cheesecake Factory, Inc. (The) ........... 11,643 579,821
Dine Brands Global, Inc. ................ 37,091 916,890
Jack in the Box, Inc. ................... 46,382 743,967
Life Time Group Holdings, Inc.
(a)(b)
.......... 28,734 710,592
Light & Wonder, Inc. , Class A
(a)(b)
.......... 45,687 3,321,445
MakeMyTrip Ltd.
(a)(b)
................... 41,908 3,352,640
Marriott Vacations Worldwide Corp. ......... 18,222 1,202,288
Papa John's International, Inc. ............ 24,471 1,243,372
Planet Fitness, Inc. , Class A
(a)
............ 21,647 1,963,166
Sharplink Gaming, Inc.
(a)(b)
............... 15,892 219,945
Six Flags Entertainment Corp.
(a)(b)
.......... 25,072 576,155
Super Group SGHC Ltd. ................ 167,852 1,812,802
Sweetgreen, Inc. , Class A
(a)(b)
............. 29,389 184,857
Texas Roadhouse, Inc. ................. 9,240 1,511,479
Travel + Leisure Co. ................... 75,059 4,712,204
United Parks & Resorts, Inc.
(a)(b)
........... 73,948 3,579,083
Vail Resorts, Inc. ..................... 16,008 2,374,467
Wendy's Co. (The) .................... 168,173 1,436,197
Wingstop, Inc. ....................... 22,318 4,834,748
Wyndham Hotels & Resorts, Inc. .......... 31,841 2,338,085
Wynn Resorts Ltd. .................... 41,061 4,885,848
52,923,354
Household Durables — 1.4%
Cavco Industries, Inc.
(a)
................. 493 261,191
Helen of Troy Ltd.
(a)
................... 11,450 213,314
Installed Building Products, Inc. ........... 9,079 2,253,680
KB Home .......................... 23,759 1,483,037
Lovesac Co. (The)
(a)(b)
.................. 41,094 569,974
Newell Brands, Inc. ................... 373,925 1,271,345
SharkNinja, Inc.
(a)
..................... 66,972 5,726,106
Somnigroup International, Inc. ............ 97,717 7,752,867
Sonos, Inc.
(a)
........................ 87,851 1,508,402
Taylor Morrison Home Corp.
(a)
............ 33,208 1,968,238
Toll Brothers, Inc. ..................... 35,811 4,832,694
TopBuild Corp.
(a)
..................... 14,796 6,251,014
TRI Pointe Homes, Inc.
(a)
................ 69,351 2,208,829
Whirlpool Corp. ...................... 10,919 782,128
37,082,819
Household Products — 0.1%
Central Garden & Pet Co. , Class A, NVS
(a)
.... 42,913 1,193,411
Energizer Holdings, Inc. ................ 10,570 245,541
Spectrum Brands Holdings, Inc. ........... 27,109 1,460,633
2,899,585
Independent Power and Renewable Electricity Producers — 0.7%
AES Corp. (The) ..................... 479,417 6,649,514
Clearway Energy, Inc. , Class A ............ 127,541 3,824,955
Talen Energy Corp.
(a)
.................. 17,380 6,948,176
17,422,645
Industrial REITs — 0.6%
EastGroup Properties, Inc. .............. 13,293 2,320,027
First Industrial Realty Trust, Inc. ........... 149,963 8,289,955
Industrial Logistics Properties Trust ......... 272,037 1,436,355
LXP Industrial Trust ................... 187,057 1,775,171
STAG Industrial, Inc. .................. 26,400 1,010,328
14,831,836
Insurance — 3.1%
Ambac Financial Group, Inc.
(a)(b)
........... 143,588 1,178,858
Assurant, Inc. ....................... 20,076 4,250,491
Security
Shares
Shares Value
Insurance (continued)
Assured Guaranty Ltd. ................. 68,471 $ 5,517,393
Axis Capital Holdings Ltd. ............... 2,755 258,033
CNO Financial Group, Inc. ............... 104,782 4,193,376
First American Financial Corp. ............ 50,334 3,146,378
Genworth Financial, Inc. , Class A
(a)
......... 194,459 1,641,234
Hamilton Insurance Group Ltd. , Class B
(a)
.... 160,599 3,801,378
HCI Group, Inc. ...................... 32,175 6,564,022
Kinsale Capital Group, Inc. .............. 3,981 1,590,290
Lemonade, Inc.
(a)(b)
.................... 36,584 2,197,967
Mercury General Corp. ................. 25,211 1,948,810
Old Republic International Corp. ........... 277,654 10,956,227
Oscar Health, Inc. , Class A
(a)
............. 171,918 3,094,524
Palomar Holdings, Inc.
(a)
................ 5,806 661,942
Primerica, Inc. ....................... 23,590 6,130,333
RenaissanceRe Holdings Ltd. ............ 20,447 5,195,378
Root, Inc. , Class A
(a)(b)
.................. 28,048 2,258,425
Selectquote, Inc.
(a)
.................... 129,434 269,223
Slide Insurance Holdings, Inc.
(a)(b)
.......... 289,643 4,631,392
Universal Insurance Holdings, Inc. ......... 38,148 1,175,721
Unum Group ........................ 65,117 4,780,890
White Mountains Insurance Group Ltd. ...... 2,053 3,910,062
79,352,347
Interactive Media & Services — 1.1%
Angi, Inc.
(a)(b)
........................ 70,739 938,707
Bumble, Inc. , Class A
(a)(b)
................ 335,188 1,860,293
Cargurus, Inc. , Class A
(a)
................ 77,710 2,729,175
Cars.com, Inc.
(a)(b)
.................... 88,560 951,134
IAC, Inc.
(a)
.......................... 19,734 635,829
Match Group, Inc. .................... 80,180 2,593,021
Reddit, Inc. , Class A
(a)
.................. 58,684 12,262,022
Shutterstock, Inc. ..................... 87,975 2,202,014
Vimeo, Inc.
(a)
........................ 449,017 3,502,333
Yelp, Inc.
(a)(b)
........................ 32,466 1,070,729
ZipRecruiter, Inc. , Class A
(a)(b)
............. 108,998 506,841
29,252,098
IT Services — 0.5%
(a)
ASGN, Inc. ......................... 5,012 224,337
BigBear.ai Holdings, Inc.
(b)
............... 111,366 770,653
DXC Technology Co.
(b)
................. 24,841 352,742
Kyndryl Holdings, Inc. .................. 57,391 1,659,748
Rackspace Technology, Inc.
(b)
............ 181,141 289,826
Wix.com Ltd.
(b)
....................... 64,645 9,408,433
12,705,739
Leisure Products — 0.8%
Acushnet Holdings Corp. ................ 48,535 3,753,212
Brunswick Corp. ..................... 21,135 1,397,235
Hasbro, Inc. ........................ 124,776 9,521,657
Latham Group, Inc.
(a)
.................. 108,433 786,139
Mattel, Inc.
(a)
........................ 155,574 2,859,450
Peloton Interactive, Inc. , Class A
(a)(b)
........ 66,193 480,561
YETI Holdings, Inc.
(a)
.................. 52,284 1,777,133
20,575,387
Life Sciences Tools & Services — 1.1%
Adaptive Biotechnologies Corp.
(a)(b)
......... 37,972 659,194
Azenta, Inc.
(a)
....................... 8,745 264,099
Bio-Techne Corp. ..................... 33,943 2,123,814
Bruker Corp. ........................ 20,409 794,726
Charles River Laboratories International, Inc.
(a)
. 10,705 1,927,649
Fortrea Holdings, Inc.
(a)
................. 25,547 267,222
Medpace Holdings, Inc.
(a)
............... 26,248 15,352,718
Mesa Laboratories, Inc. ................ 4,283 307,905
Repligen Corp.
(a)
..................... 12,432 1,853,114

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Tempus AI, Inc.
(a)(b)
.................... 49,598 $ 4,456,380
28,006,821
Machinery — 4.2%
AGCO Corp. ........................ 52,015 5,365,867
Allison Transmission Holdings, Inc. ......... 97,590 8,056,055
Crane Co. .......................... 51,181 9,724,390
Donaldson Co., Inc. ................... 60,022 5,056,854
Enerpac Tool Group Corp. , Class A ......... 48,175 1,977,102
Esab Corp. ......................... 35,266 4,119,774
Federal Signal Corp. .................. 29,102 3,434,909
Flowserve Corp. ..................... 23,173 1,581,557
Gates Industrial Corp. plc
(a)
.............. 46,726 1,031,710
Graco, Inc. ......................... 4,698 384,155
ITT, Inc. ........................... 51,568 9,543,690
Kadant, Inc.
(b)
....................... 4,402 1,217,857
Lincoln Electric Holdings, Inc. ............ 6,529 1,530,724
Manitowoc Co., Inc. (The)
(a)
.............. 34,604 351,923
Middleby Corp. (The)
(a)
................. 15,453 1,919,726
Mueller Industries, Inc. ................. 144,281 15,275,029
Mueller Water Products, Inc. , Class A ....... 167,217 4,290,788
Nordson Corp. ....................... 14,352 3,328,946
REV Group, Inc. ..................... 61,880 3,172,588
SPX Technologies, Inc.
(a)
................ 45,850 10,265,357
Tennant Co. ........................ 16,554 1,324,320
Terex Corp. ......................... 88,837 4,088,279
Toro Co. (The) ....................... 29,670 2,217,239
Trinity Industries, Inc. .................. 38,835 1,062,914
Wabash National Corp. ................. 142,117 1,139,778
Watts Water Technologies, Inc. , Class A ...... 14,791 4,032,027
Worthington Enterprises, Inc. ............. 75,756 4,249,154
109,742,712
Marine Transportation — 0.2%
Matson, Inc. ........................ 31,858 3,216,065
ZIM Integrated Shipping Services Ltd.
(b)
...... 86,097 1,324,172
4,540,237
Media — 1.0%
Advantage Solutions, Inc. , Class A
(a)(b)
....... 213,289 273,010
AMC Networks, Inc. , Class A
(a)
............ 254,136 1,926,351
EchoStar Corp. , Class A
(a)
............... 62,603 4,687,087
John Wiley & Sons, Inc. , Class A .......... 95,379 3,516,624
Magnite, Inc.
(a)(b)
...................... 28,112 502,642
New York Times Co. (The) , Class A ......... 56,208 3,203,294
Nexstar Media Group, Inc. ............... 11,343 2,220,165
Paramount Skydance Corp. , Class B, NVS
(b)
.. 244,462 3,762,270
Sinclair, Inc. , Class A .................. 19,045 260,155
Sirius XM Holdings, Inc. ................ 135,903 2,947,736
TEGNA, Inc. ........................ 126,863 2,495,395
25,794,729
Metals & Mining — 1.3%
Alcoa Corp. ......................... 82,018 3,017,442
Algoma Steel Group, Inc. ............... 54,954 229,158
Alpha Metallurgical Resources, Inc.
(a)
....... 14,434 2,500,835
Coeur Mining, Inc.
(a)
................... 101,362 1,740,386
Commercial Metals Co. ................. 58,992 3,501,765
Hecla Mining Co. ..................... 158,828 2,044,116
Kaiser Aluminum Corp. ................. 4,615 417,796
Materion Corp. ...................... 2,289 262,388
Reliance, Inc. ....................... 39,928 11,276,865
Royal Gold, Inc. ...................... 29,135 5,092,507
Ryerson Holding Corp. ................. 31,219 688,691
Warrior Met Coal, Inc. .................. 10,731 727,991
Security
Shares
Shares Value
Metals & Mining (continued)
Worthington Steel, Inc. ................. 91,076 $ 2,913,521
34,413,461
Mortgage Real Estate Investment Trusts (REITs) — 0.6%
AGNC Investment Corp. ................ 426,970 4,269,700
BrightSpire Capital, Inc. , Class A .......... 129,260 666,982
Franklin BSP Realty Trust, Inc. ............ 23,125 234,488
Granite Point Mortgage Trust, Inc. ......... 378,012 1,013,072
Invesco Mortgage Capital, Inc. ............ 48,972 368,759
KKR Real Estate Finance Trust, Inc. ........ 86,044 700,398
Ladder Capital Corp. , Class A ............ 192,672 2,036,543
MFA Financial, Inc. .................... 341,019 3,065,761
Rithm Capital Corp. ................... 58,953 646,714
Starwood Property Trust, Inc. ............. 74,629 1,356,755
Two Harbors Investment Corp. ............ 51,389 499,501
14,858,673
Multi-Utilities — 0.0%
Black Hills Corp. ..................... 4,244 269,197
Office REITs — 1.6%
Brandywine Realty Trust ................ 636,885 2,184,516
COPT Defense Properties ............... 26,481 745,970
Cousins Properties, Inc. ................ 67,703 1,755,539
Douglas Emmett, Inc. .................. 113,437 1,467,875
Highwoods Properties, Inc. .............. 142,561 4,081,521
Hudson Pacific Properties, Inc.
(a)
.......... 343,971 839,289
JBG SMITH Properties ................. 202,311 3,943,041
Kilroy Realty Corp. .................... 78,653 3,323,089
Paramount Group, Inc.
(a)
................ 735,513 4,810,255
Piedmont Realty Trust, Inc. , Class A ........ 162,281 1,307,985
SL Green Realty Corp. ................. 160,688 8,251,329
Vornado Realty Trust .................. 243,288 9,230,347
41,940,756
Oil, Gas & Consumable Fuels — 2.9%
Antero Midstream Corp. ................ 489,271 8,439,925
Antero Resources Corp.
(a)
............... 176,144 5,444,611
APA Corp. ......................... 242,922 5,502,183
Berry Corp. ......................... 319,558 1,076,911
California Resources Corp. .............. 42,281 1,994,395
Chord Energy Corp. ................... 5,314 482,086
CNX Resources Corp.
(a)(b)
............... 119,049 4,007,189
Core Natural Resources, Inc. ............. 6,431 508,049
CVR Energy, Inc.
(a)
.................... 117,776 4,191,648
Delek US Holdings, Inc. ................ 110,882 4,186,904
Dorian LPG Ltd. ...................... 36,234 1,045,351
DT Midstream, Inc. .................... 50,557 5,535,486
Expand Energy Corp. .................. 94,777 9,791,412
Gulfport Energy Corp.
(a)
................ 5,986 1,113,456
HF Sinclair Corp. ..................... 11,372 586,795
Kosmos Energy Ltd.
(a)(b)
................. 318,902 500,676
Murphy Oil Corp. ..................... 144,511 4,089,661
Nordic American Tankers Ltd. ............ 80,096 294,753
Ovintiv, Inc. ......................... 139,450 5,230,770
PBF Energy, Inc. , Class A ............... 18,078 617,725
Peabody Energy Corp. ................. 36,891 1,011,551
Permian Resources Corp. , Class A ......... 33,527 421,099
Range Resources Corp. ................ 145,882 5,186,105
SFL Corp. Ltd. ....................... 144,016 1,074,360
SM Energy Co. ...................... 56,398 1,178,154
Teekay Tankers Ltd. , Class A ............. 6,256 381,616
73,892,871
Paper & Forest Products — 0.2%
Louisiana-Pacific Corp. ................. 61,699 5,374,600
Mercer International, Inc. ................ 228,440 479,724

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Paper & Forest Products (continued)
Sylvamo Corp. ...................... 5,886 $ 238,971
6,093,295
Passenger Airlines — 0.2%
Copa Holdings SA , Class A, NVS .......... 7,410 927,806
Joby Aviation, Inc. , Class A
(a)(b)
............ 38,041 659,631
SkyWest, Inc.
(a)
...................... 29,049 2,918,844
4,506,281
Personal Care Products — 0.4%
BellRing Brands, Inc.
(a)
................. 20,060 604,408
Coty, Inc. , Class A
(a)
................... 188,010 746,399
elf Beauty, Inc.
(a)
..................... 30,192 3,687,651
Herbalife Ltd.
(a)(b)
..................... 139,975 1,119,800
Medifast, Inc.
(a)(b)
..................... 88,398 1,062,544
Nu Skin Enterprises, Inc. , Class A .......... 145,208 1,556,630
Olaplex Holdings, Inc.
(a)(b)
............... 491,122 510,767
USANA Health Sciences, Inc.
(a)
........... 15,754 333,197
9,621,396
Pharmaceuticals — 1.4%
Amneal Pharmaceuticals, Inc. , Class A
(a)
..... 246,246 2,664,382
Amphastar Pharmaceuticals, Inc.
(a)
......... 31,216 796,008
Amylyx Pharmaceuticals, Inc.
(a)(b)
.......... 60,100 837,193
Axsome Therapeutics, Inc.
(a)(b)
............ 57,565 7,770,699
Corcept Therapeutics, Inc.
(a)
............. 67,392 4,951,290
Elanco Animal Health, Inc.
(a)
.............. 173,091 3,833,966
Harrow, Inc.
(a)(b)
...................... 23,604 891,523
Innoviva, Inc.
(a)
...................... 120,942 2,201,144
Ligand Pharmaceuticals, Inc.
(a)
............ 19,400 3,711,414
Liquidia Corp.
(a)(b)
..................... 23,647 576,041
Perrigo Co. plc ...................... 88,629 1,838,166
Prestige Consumer Healthcare, Inc.
(a)
....... 26,594 1,611,596
Supernus Pharmaceuticals, Inc.
(a)
.......... 19,246 1,061,032
Tarsus Pharmaceuticals, Inc.
(a)(b)
........... 45,731 3,146,750
Tilray Brands, Inc. , Class 2
(a)(b)
............ 559,299 749,461
36,640,665
Professional Services — 2.0%
Alight, Inc. , Class A ................... 761,867 2,194,177
Amentum Holdings, Inc.
(a)(b)
.............. 81,565 1,827,872
CACI International, Inc. , Class A
(a)
......... 3,736 2,100,566
Clarivate plc
(a)
....................... 129,014 438,648
Conduent, Inc.
(a)
..................... 94,174 224,134
CRA International, Inc. ................. 21,984 4,187,732
ExlService Holdings, Inc.
(a)
.............. 91,009 3,558,452
Exponent, Inc. ....................... 3,668 259,731
Fiverr International Ltd.
(a)(b)
............... 69,814 1,580,589
FTI Consulting, Inc.
(a)
.................. 4,742 782,478
Heidrick & Struggles International, Inc. ...... 150,093 8,760,928
Huron Consulting Group, Inc.
(a)
............ 56,779 9,336,739
ICF International, Inc. .................. 17,194 1,380,334
Innodata, Inc.
(a)(b)
..................... 20,581 1,535,548
Insperity, Inc. ........................ 38,236 1,686,972
KBR, Inc. .......................... 36,098 1,546,438
Kforce, Inc. ......................... 21,340 539,902
Korn Ferry ......................... 5,979 386,841
Legalzoom.com, Inc.
(a)
................. 283,774 2,829,227
ManpowerGroup, Inc. .................. 15,137 464,100
Maximus, Inc. ....................... 17,865 1,484,939
Paylocity Holding Corp.
(a)
............... 17,454 2,465,727
Planet Labs PBC , Class A
(a)(b)
............. 28,491 383,204
Robert Half, Inc. ..................... 56,866 1,489,321
UL Solutions, Inc. , Class A ............... 8,595 669,293
Upwork, Inc.
(a)
....................... 24,248 386,513
52,500,405
Security
Shares
Shares Value
Real Estate Management & Development — 0.5%
Anywhere Real Estate, Inc.
(a)
............. 321,711 $ 3,233,195
Compass, Inc. , Class A
(a)
................ 196,032 1,511,407
Cushman & Wakefield plc
(a)
.............. 6,946 109,052
eXp World Holdings, Inc. ................ 179,103 1,834,015
Kennedy-Wilson Holdings, Inc. ............ 220,197 1,664,689
Opendoor Technologies, Inc. , Class A
(a)(b)
..... 101,585 789,315
St. Joe Co. (The) ..................... 64,602 3,668,102
12,809,775
Residential REITs — 0.2%
American Homes 4 Rent , Class A .......... 164,125 5,186,350
Retail REITs — 1.3%
Alexander's, Inc. ..................... 11,572 2,556,602
Brixmor Property Group, Inc. ............. 324,796 8,496,663
Federal Realty Investment Trust ........... 12,556 1,207,762
Kimco Realty Corp. ................... 157,535 3,254,673
Kite Realty Group Trust ................. 159,535 3,532,105
Macerich Co. (The) ................... 333,963 5,727,465
NNN REIT, Inc. ...................... 59,115 2,391,793
Saul Centers, Inc. .................... 32,671 967,388
Tanger, Inc. ......................... 169,860 5,530,642
33,665,093
Semiconductors & Semiconductor Equipment — 3.3%
Astera Labs, Inc.
(a)
.................... 55,995 10,453,147
Axcelis Technologies, Inc.
(a)(b)
............. 38,167 3,036,566
Cirrus Logic, Inc.
(a)
.................... 47,517 6,303,130
Credo Technology Group Holding Ltd.
(a)
...... 62,569 11,739,196
Enphase Energy, Inc.
(a)
................. 48,705 1,485,989
Entegris, Inc. ........................ 54,028 4,947,344
Impinj, Inc.
(a)
........................ 21,664 4,379,594
Kulicke & Soffa Industries, Inc. ............ 56,780 2,267,225
Lattice Semiconductor Corp.
(a)
............ 56,486 4,121,219
MACOM Technology Solutions Holdings, Inc.
(a)(b)
16,955 2,511,544
MKS, Inc. .......................... 17,683 2,541,224
Onto Innovation, Inc.
(a)
................. 22,986 3,102,191
Penguin Solutions, Inc.
(a)
................ 38,026 846,839
Qorvo, Inc.
(a)
........................ 48,855 4,637,317
Rambus, Inc.
(a)
...................... 107,525 11,057,871
Rigetti Computing, Inc.
(a)(b)
............... 77,402 3,426,586
Semtech Corp.
(a)
..................... 53,813 3,651,750
Silicon Laboratories, Inc.
(a)
............... 7,549 989,523
Synaptics, Inc.
(a)
..................... 27,165 1,927,085
Universal Display Corp. ................ 3,549 522,697
Veeco Instruments, Inc.
(a)
............... 90,001 2,587,529
86,535,566
Software — 7.3%
A10 Networks, Inc. .................... 52,332 933,603
ACI Worldwide, Inc.
(a)
.................. 16,662 793,611
Adeia, Inc. ......................... 130,862 2,229,888
Amplitude, Inc. , Class A
(a)(b)
.............. 171,652 1,725,103
Appfolio, Inc. , Class A
(a)
................ 6,819 1,734,958
Asana, Inc. , Class A
(a)(b)
................. 78,091 1,097,179
Aurora Innovation, Inc. , Class A
(a)(b)
......... 254,541 1,333,795
Bentley Systems, Inc. , Class B ............ 56,174 2,855,324
Blackbaud, Inc.
(a)
..................... 37,629 2,409,761
BlackLine, Inc.
(a)
..................... 65,292 3,737,967
Box, Inc. , Class A
(a)
................... 59,817 1,919,528
Braze, Inc. , Class A
(a)
.................. 59,199 1,696,643
Cellebrite DI Ltd.
(a)(b)
................... 156,658 2,672,585
Cerence, Inc.
(a)(b)
..................... 27,446 294,496
Clear Secure, Inc. , Class A .............. 207,081 6,309,758
Cognyte Software Ltd.
(a)
................ 249,412 2,082,590
Commvault Systems, Inc.
(a)
.............. 29,213 4,067,034

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Core Scientific, Inc.
(a)(b)
................. 86,118 $ 1,854,982
CyberArk Software Ltd.
(a)
................ 13,162 6,854,506
D-Wave Quantum, Inc.
(a)(b)
............... 111,575 4,134,969
Elastic NV
(a)
........................ 72,859 6,500,480
Five9, Inc.
(a)
........................ 13,899 337,468
Gitlab, Inc. , Class A
(a)(b)
................. 153,591 7,487,561
Guidewire Software, Inc.
(a)
............... 19,887 4,646,399
Intapp, Inc.
(a)
........................ 91,884 3,526,508
InterDigital, Inc. ...................... 15,147 5,482,608
JFrog Ltd.
(a)(b)
....................... 110,014 5,223,465
Klaviyo, Inc. , Class A
(a)
................. 44,680 1,161,680
Life360, Inc.
(a)(b)
...................... 37,111 3,663,227
Manhattan Associates, Inc.
(a)
............. 43,967 8,005,072
Monday.com Ltd.
(a)(b)
................... 48,111 9,874,302
Nutanix, Inc. , Class A
(a)
................. 187,360 13,347,526
OneSpan, Inc. ....................... 165,672 1,888,661
PagerDuty, Inc.
(a)
..................... 103,088 1,655,593
Pegasystems, Inc. .................... 54,899 3,494,321
Porch Group, Inc.
(a)
................... 49,231 740,927
Procore Technologies, Inc.
(a)(b)
............ 147,515 10,889,557
Progress Software Corp.
(a)
............... 65,478 2,791,982
PROS Holdings, Inc.
(a)(b)
................ 18,804 433,432
Q2 Holdings, Inc.
(a)
.................... 17,266 1,066,348
Qualys, Inc.
(a)
....................... 22,462 2,768,666
RADCOM Ltd.
(a)(b)
..................... 50,238 690,773
RingCentral, Inc. , Class A
(a)
.............. 126,937 3,823,342
Rubrik, Inc. , Class A
(a)
.................. 63,625 4,789,054
Samsara, Inc. , Class A
(a)(b)
............... 201,628 8,099,397
SentinelOne, Inc. , Class A
(a)
.............. 59,091 1,054,774
ServiceTitan, Inc. , Class A
(a)(b)
............ 35,536 3,353,177
SimilarWeb Ltd.
(a)
..................... 78,717 673,030
SoundHound AI, Inc. , Class A
(a)(b)
.......... 100,184 1,765,242
Sprout Social, Inc. , Class A
(a)
............. 51,760 531,575
Tenable Holdings, Inc.
(a)
................ 19,480 565,310
UiPath, Inc. , Class A
(a)
................. 98,990 1,569,981
Unity Software, Inc.
(a)(b)
................. 121,011 4,586,317
Varonis Systems, Inc.
(a)(b)
................ 49,657 1,749,416
Workiva, Inc. , Class A
(a)
................. 77,975 6,628,655
Yext, Inc.
(a)
......................... 233,076 1,974,154
187,578,260
Specialized REITs — 0.7%
CubeSmart ......................... 58,011 2,185,274
EPR Properties ...................... 39,514 1,936,976
Gaming & Leisure Properties, Inc. ......... 93,539 4,177,452
Lamar Advertising Co. , Class A ........... 62,181 7,374,045
Outfront Media, Inc. ................... 51,242 906,471
Rayonier, Inc. ....................... 51,434 1,135,149
17,715,367
Specialty Retail — 3.4%
Abercrombie & Fitch Co. , Class A
(a)
......... 68,785 4,990,352
Academy Sports & Outdoors, Inc. .......... 6,902 330,537
American Eagle Outfitters, Inc. ............ 114,623 1,915,350
Asbury Automotive Group, Inc.
(a)
........... 2,495 585,327
AutoNation, Inc.
(a)
..................... 12,258 2,450,006
Bath & Body Works, Inc. ................ 160,777 3,935,821
Buckle, Inc. (The) .................... 23,943 1,312,076
Caleres, Inc. ........................ 65,365 721,630
Chewy, Inc. , Class A
(a)
................. 31,837 1,073,544
Designer Brands, Inc. , Class A ............ 105,872 390,668
Dick's Sporting Goods, Inc. .............. 48,393 10,716,630
GameStop Corp. , Class A
(a)(b)
............. 158,056 3,523,068
Gap, Inc. (The) ...................... 355,651 8,126,625
Genesco, Inc.
(a)
...................... 66,141 1,918,750
Security
Shares
Shares Value
Specialty Retail (continued)
Group 1 Automotive, Inc. ................ 8,581 $ 3,411,291
Guess?, Inc. ........................ 244,018 4,143,426
ODP Corp. (The)
(a)
.................... 112,929 3,148,461
Petco Health & Wellness Co., Inc.
(a)(b)
....... 97,007 308,482
RealReal, Inc. (The)
(a)(b)
................. 156,081 1,905,749
Signet Jewelers Ltd. ................... 66,870 6,610,100
Sleep Number Corp.
(a)(b)
................ 44,090 242,495
Stitch Fix, Inc. , Class A
(a)(b)
............... 81,692 342,289
Upbound Group, Inc. .................. 72,401 1,403,131
Urban Outfitters, Inc.
(a)
................. 13,644 881,539
Wayfair, Inc. , Class A
(a)
................. 87,548 9,062,093
Williams-Sonoma, Inc. ................. 80,365 15,618,134
89,067,574
Technology Hardware, Storage & Peripherals — 1.6%
IonQ, Inc.
(a)(b)
........................ 71,786 4,478,011
Pure Storage, Inc. , Class A
(a)
............. 147,323 14,540,780
Quantum Computing, Inc.
(a)(b)
............. 131,554 2,198,267
Sandisk Corp.
(a)
...................... 81,439 16,233,236
Xerox Holdings Corp. .................. 936,412 3,108,888
40,559,182
Textiles, Apparel & Luxury Goods — 1.7%
Capri Holdings Ltd.
(a)
.................. 11,946 247,880
Crocs, Inc.
(a)
........................ 38,740 3,164,671
Deckers Outdoor Corp.
(a)
................ 88,271 7,194,086
On Holding AG , Class A
(a)
............... 70,201 2,607,967
Oxford Industries, Inc. ................. 18,257 672,770
PVH Corp.
(b)
........................ 40,494 3,171,895
Ralph Lauren Corp. , Class A ............. 25,334 8,098,266
Tapestry, Inc. ........................ 128,106 14,068,601
Under Armour, Inc. , Class C, NVS
(a)
........ 483,568 2,147,042
VF Corp. .......................... 108,597 1,524,702
42,897,880
Tobacco — 0.1%
Turning Point Brands, Inc. ............... 17,199 1,546,190
Universal Corp. ...................... 30,432 1,542,294
3,088,484
Trading Companies & Distributors — 1.8%
Applied Industrial Technologies, Inc. ........ 11,540 2,966,819
Boise Cascade Co. ................... 21,269 1,499,252
Core & Main, Inc. , Class A
(a)
.............. 215,000 11,218,700
DNOW, Inc.
(a)
....................... 91,712 1,348,166
DXP Enterprises, Inc.
(a)
................. 3,553 425,116
FTAI Aviation Ltd. ..................... 40,297 6,967,351
GATX Corp. ........................ 24,077 3,776,478
MRC Global, Inc.
(a)
.................... 162,134 2,261,769
MSC Industrial Direct Co., Inc. , Class A ...... 4,700 399,077
NPK International, Inc.
(a)
................ 55,761 685,860
QXO, Inc.
(a)(b)
........................ 101,317 1,790,271
Rush Enterprises, Inc. , Class A ........... 24,344 1,202,837
SiteOne Landscape Supply, Inc.
(a)
.......... 6,437 835,330
Watsco, Inc. ........................ 14,778 5,438,452
WESCO International, Inc. ............... 19,483 5,056,423
45,871,901
Water Utilities — 0.1%
American States Water Co. .............. 35,632 2,540,918
Wireless Telecommunication Services — 0.0%
Telephone & Data Systems, Inc. ........... 6,814 264,519
Total Long-Term Investments — 99.4%
(Cost: $2,243,213,934) ............................ 2,568,802,395

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of
1940, as amended, were as follows:
Security
Shares
Shares Value
Short-Term Securities
Money Market Funds — 8.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL Agency
Shares, 4.27%
(e)
................... 214,731,240 $ 214,838,605
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.05% .................... 14,784,721 14,784,721
Total Short-Term Securities — 8.9%
(Cost: $229,588,151) .............................. 229,623,326
Total Investments — 108.3%
(Cost: $2,472,802,085 ) ............................ 2,798,425,721
Liabilities in Excess of Other Assets — (8.3)% ............. (214,061,827)
Net Assets — 100.0% ...............................
$ 2,584,363,894
(a)
Non-income producing security.
(b)
All or a portion of this security is on loan.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
Shares
Held at
10/31/25 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency
Shares .............. $ 145,862,055 $ 68,968,982
(a)
$ — $ (5,091) $ 12,659 $ 214,838,605 214,731,240 $ 472,446
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency Shares 11,038,907 3,745,814
(a)
— — — 14,784,721 14,784,721 143,334 —
$ (5,091) $ 12,659 $ 229,623,326 $ 615,780 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
Russell 2000 Micro E-Mini Index ................................................ 127 12/19/25 $ 1,581 $ (6,518)
S&P Midcap 400 E-Mini Index ................................................. 2 12/19/25 652 (3,035)
$ (9,553)

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

Equity Swap Contracts
Reference Entity Counterparty Notional Amount
Termination
Date Spread Reference Rate
Payment
Frequency
Value/Unrealized
Appreciation
(Depreciation)
Long contracts
(a)
Axis Capital Holdings Ltd. ..... Goldman Sachs Bank USA USD 88,521 08/18/26 0.40% 1D FEDL01 Monthly $ (2,167)
BankUnited, Inc. ........... Goldman Sachs Bank USA 406,329 08/18/26 0.40% 1D FEDL01 Monthly 16,235
Bread Financial Holdings, Inc. .. Goldman Sachs Bank USA 185,643 08/18/26 0.40% 1D FEDL01 Monthly 9,010
Bread Financial Holdings, Inc. .. HSBC Bank plc 234,463 02/09/28 0.40% 1D OBFR01 Monthly 29,231
Bread Financial Holdings, Inc. .. JPMorgan Chase Bank NA 7,318 02/09/26 0.40% 1D OBFR01 Monthly 1,015
Douglas Emmett, Inc. ........ Goldman Sachs Bank USA 348,723 08/19/26 0.40% 1D FEDL01 Monthly (14,314)
Douglas Emmett, Inc. ........ JPMorgan Chase Bank NA 133,579 02/09/26 0.40% 1D OBFR01 Monthly (17,571)
Fulton Financial Corp. ........ HSBC Bank plc 35,352 02/09/28 0.40% 1D OBFR01 Monthly (248)
Jackson Financial, Inc. ....... Goldman Sachs Bank USA 1,190,954 08/18/26 0.40% 1D FEDL01 Monthly 35,702
Jackson Financial, Inc. ....... HSBC Bank plc 2,474,890 02/09/28 0.40% 1D OBFR01 Monthly 2,415
Jackson Financial, Inc. ....... JPMorgan Chase Bank NA 4,068,389 02/09/26 0.40% 1D OBFR01 Monthly (3,226)
Pitney Bowes, Inc. .......... Goldman Sachs Bank USA 43,176 08/18/26 0.40% 1D FEDL01 Monthly (5,543)
Pitney Bowes, Inc. .......... HSBC Bank plc 82,002 02/09/28 0.40% 1D OBFR01 Monthly (9,275)
Pitney Bowes, Inc. .......... JPMorgan Chase Bank NA 222,800 02/09/26 0.40% 1D OBFR01 Monthly (25,200)
Preferred Bank ............ Goldman Sachs Bank USA 2,063,682 08/19/26 0.40% 1D FEDL01 Monthly 29,396
Preferred Bank ............ HSBC Bank plc 1,535,895 02/09/28 0.40% 1D OBFR01 Monthly 10,900
Sealed Air Corp. ........... BNP Paribas SA 23,116 08/13/27 0.20% 1D OBFR01 Monthly (631)
Total long positions of equity swaps 55,729
Net dividends and financing fees (564)
Total equity swap contracts including dividends and financing fees $ 55,165
(a)
The Fund receives the total return on a reference entity and pays a variable rate of interest, based on a specified benchmark. The benchmark and spread are determined based upon the country and/or currency of the individual underlying position.

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
U.S. Small-Cap Equity Factor ETF

Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds, that may not have a secondary market, and/ or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 2,568,802,395 $ — $ — $ 2,568,802,395
Short-Term Securities
Money Market Funds ...................................... 229,623,326 — — 229,623,326
$ 2,798,425,721 $ — $ — $ 2,798,425,721
Derivative Financial Instruments
(a)
Assets
Equity contracts ........................................... $ — $ 133,904 $ — $ 133,904
Liabilities
Equity contracts ........................................... (9,553) (78,739) — (88,292)
$ (9,553) $ 55,165 $ — $ 45,612
(a)
Derivative financial instruments are swaps and futures contracts. Swaps and futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
FEDL01 USD - 1D Overnight Fed Funds Effective Rate
NVS Non-Voting Shares
OBFR01 USD - 1D Overnight Bank Funding Rate
REIT Real Estate Investment Trust
Currency Abbreviation
USD United States Dollar